UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio
June 30, 2016
unaudited
Common stocks 91.11% Financials 16.06%	Shares	Value (000)
HDFC Bank Ltd.[1]	99,206,759	$2,011,046
HDFC Bank Ltd. (ADR)	8,898,800	590,436
AIA Group Ltd.[1]	347,518,600	2,094,098
Prudential PLC[1]	109,035,984	1,857,516
Barclays PLC[1]	664,672,948	1,265,419
Kotak Mahindra Bank Ltd.[1,2]	90,708,514	1,030,009
Housing Development Finance Corp. Ltd.[1]	51,986,265	970,012
Fairfax Financial Holdings Ltd.	873,091	470,613
Fairfax Financial Holdings Ltd. (CAD denominated)	802,378	432,152
Cheung Kong Property Holdings Ltd.[1]	128,134,368	806,557
Société Générale[1]	18,380,372	580,871
ORIX Corp.[1]	41,501,700	529,954
ICICI Bank Ltd.[1]	130,051,772	464,797
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	79,669,500	446,425
Credit Suisse Group AG1	40,914,700	436,002
Sun Hung Kai Properties Ltd.[1]	33,988,694	409,497
Toronto-Dominion Bank (CAD denominated)	7,410,000	318,206
Ayala Land, Inc.[1]	338,868,700	280,264
Ayala Land, Inc., preference shares[1]	481,283,600	921
Bank of Ireland[1,2]	1,318,688,553	274,259
Indiabulls Housing Finance Ltd.[1,3]	26,207,577	261,687
Daiwa House Industry Co., Ltd.[1]	8,550,000	249,488
Hana Financial Group Inc.[1]	11,270,630	228,942
Brookfield Asset Management Inc., Class A	6,247,000	206,588
Itaú Unibanco Holding SA, preferred nominative (ADR)	21,845,000	206,217
AXA SA1	9,800,241	196,883
Henderson Land Development Co. Ltd.[1]	33,915,681	192,184
UBS Group AG1	13,529,026	175,047
St. James’s Place PLC[1]	16,268,584	174,256
Siam Commercial Bank PCL[1]	43,761,040	173,272
Axis Bank Ltd.[1]	21,393,890	170,186
Svenska Handelsbanken AB, Class A1	13,841,154	167,428
Metropolitan Bank & Trust Co.[1]	84,220,000	162,068
Aberdeen Asset Management PLC[1]	35,986,042	139,067
BNP Paribas SA1	3,048,630	137,060
Sberbank of Russia (ADR)[1]	15,630,000	136,590
Industrial and Commercial Bank of China Ltd., Class H1	208,300,000	115,713
Commerzbank AG, non-registered shares[1]	17,291,346	112,152
UniCredit SpA[1]	39,446,326	88,054
Resona Holdings, Inc.[1]	22,320,700	81,308
Standard Chartered PLC[1]	4,860,000	36,967
Standard Chartered PLC (HKD denominated)[1]	4,885,857	36,649
Tokio Marine Holdings, Inc.[1]	2,180,500	72,129
Eurobank Ergasias SA1,2	108,860,228	67,965
Haci Ömer Sabanci Holding AS1	19,560,000	64,715
RSA Insurance Group PLC[1]	9,457,706	63,161
Bank Rakyat Indonesia (Persero) Tbk PT1	67,700,000	55,603
EuroPacific Growth Fund — Page 1 of 12

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Shinsei Bank, Ltd.[1]	38,280,000	$55,248
Investment AB Kinnevik, Class B1	2,318,633	55,110
Akbank TAS[1]	17,645,000	51,107
Banca Monte dei Paschi di Siena SPA[1,2]	49,384,445	21,216
Banca Popolare Di Milano[1]	24,275,000	10,141
Bankia, SA1	10,130,000	7,404
		19,240,659
Information technology 13.92%
Tencent Holdings Ltd.[1]	96,940,800	2,208,477
Alibaba Group Holding Ltd. (ADR)[2]	25,787,445	2,050,876
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	354,750,649	1,793,820
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,962,723	156,402
Nintendo Co., Ltd.[1,3]	11,325,300	1,615,952
ASML Holding NV1	13,489,411	1,337,112
Murata Manufacturing Co., Ltd.[1]	9,671,026	1,084,880
Infineon Technologies AG1,3	65,170,842	936,536
Baidu, Inc., Class A (ADR)[2]	5,071,231	837,514
ARM Holdings PLC[1]	51,431,700	778,983
Naver Corp.[1]	1,231,435	765,704
Tech Mahindra Ltd.[1,3]	61,831,716	465,859
Samsung Electronics Co., Ltd.[1]	281,760	350,752
Samsung Electronics Co., Ltd., non-voting preferred[1]	48,800	50,380
Kyocera Corp.[1]	6,443,100	305,483
Yandex NV, Class A2,3	13,919,000	304,130
Tata Consultancy Services Ltd.[1]	7,966,000	301,487
Samsung SDI Co., Ltd.[1]	2,439,352	230,629
TDK Corp.[1]	3,659,900	203,932
Hexagon AB, Class B1	5,037,949	183,381
AAC Technologies Holdings Inc.[1]	20,222,500	173,802
Halma PLC[1]	8,955,157	121,539
Hermes Microvision Inc.[1]	2,892,000	119,385
Keyence Corp.[1]	169,500	114,320
LG Display Co., Ltd.[1]	3,543,269	81,638
ASM Pacific Technology Ltd.[1]	8,247,000	59,286
MediaTek Inc.[1]	5,494,000	41,951
		16,674,210
Consumer discretionary 12.43%
Sony Corp.[1]	58,655,000	1,716,604
Naspers Ltd., Class N1	7,290,132	1,117,047
Altice NV, Class A1,2,3	48,314,459	726,546
Altice NV, Class B1,2,3	16,341,536	246,806
adidas AG1	5,736,673	818,076
Ctrip.com International, Ltd. (ADR)[2]	18,068,000	744,402
Toyota Motor Corp.[1]	14,292,000	714,555
Industria de Diseño Textil, SA1	17,201,000	573,610
Mahindra & Mahindra Ltd.[1]	25,190,000	535,533
Rakuten, Inc.[1]	49,182,900	530,467
Paddy Power Betfair PLC[1,3]	4,617,676	485,687
Hyundai Mobis Co., Ltd.[1]	2,138,000	468,092
Hyundai Motor Co.[1]	3,674,447	435,258
Kering SA1	2,576,100	420,127
Steinhoff International Holdings NV1	69,351,481	397,288
Kroton Educacional SA, ordinary nominative[3]	90,424,000	382,831
EuroPacific Growth Fund — Page 2 of 12

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Liberty Global PLC, Class C2	8,508,070	$243,756
Liberty Global PLC, Class A2	3,790,000	110,138
Galaxy Entertainment Group Ltd.[1]	109,270,000	325,572
Barratt Developments PLC[1,3]	53,444,467	292,677
Sands China Ltd.[1]	78,995,200	267,443
Schibsted ASA[1]	8,789,566	256,068
Publicis Groupe SA1	3,579,205	242,484
H & M Hennes & Mauritz AB, Class B1	7,370,003	215,983
B&M European Value Retail SA1,3	63,424,531	214,888
ASOS PLC[1,2]	3,706,105	197,467
Don Quijote Holdings Co., Ltd.[1]	5,288,500	195,385
Techtronic Industries Co. Ltd.[1]	43,815,000	183,419
Nokian Renkaat Oyj[1]	5,053,886	180,527
LVMH Moet Hennessy Vuitton SE1	1,169,700	177,113
Li & Fung Ltd.[1]	356,847,000	173,739
Suzuki Motor Corp.[1]	6,038,100	162,957
Maruti Suzuki India Ltd.[1]	2,460,000	153,184
Mr Price Group Ltd.[1]	10,345,345	145,349
Ryohin Keikaku Co., Ltd.[1]	561,500	136,230
Melco Crown Entertainment Ltd. (ADR)	8,414,000	105,848
Sports Direct International PLC[1,2]	19,276,154	84,444
Accor SA1	2,146,505	83,218
TOD’S SpA[1]	1,224,376	65,669
JD.com, Inc., Class A (ADR)[2]	3,073,800	65,257
Liberty Global PLC LiLAC, Class C2	1,085,845	35,279
Liberty Global PLC LiLAC, Class A2	886,771	28,607
Kingfisher PLC[1]	13,239,000	57,146
Whitbread PLC[1]	1,044,225	48,807
Global Brands Group Holding Ltd.[1,2,3]	543,368,100	47,719
Samsonite International SA1	14,220,000	39,414
Hermès International[1]	47,805	18,016
HUGO BOSS AG1	198,134	11,194
Ferrari NV1	78,157	3,186
		14,881,112
Health care 11.36%
Novo Nordisk A/S, Class B1	96,247,991	5,175,934
Novartis AG1	32,741,832	2,693,467
UCB SA1,3	12,642,824	945,362
Sysmex Corp.[1,3]	13,485,870	921,832
Bayer AG1	7,886,000	793,428
Grifols, SA, Class A, non-registered shares[1]	12,687,000	286,502
Grifols, SA, Class B, preferred non-voting, non-registered shares[1]	11,254,100	187,622
Grifols, SA, Class B (ADR)	3,541,478	59,036
Roche Holding AG, non-registered shares, non-voting[1]	1,833,000	483,968
Sanofi[1]	5,088,500	427,729
Takeda Pharmaceutical Co. Ltd.[1]	9,041,000	390,246
Teva Pharmaceutical Industries Ltd. (ADR)	6,688,000	335,938
Astellas Pharma Inc.[1]	10,748,000	168,199
Merck KGaA[1]	1,645,500	167,525
Fresenius SE & Co. KGaA[1]	2,032,800	149,788
AstraZeneca PLC[1]	2,408,000	143,346
EuroPacific Growth Fund — Page 3 of 12

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Chugai Pharmaceutical Co., Ltd.[1]	4,024,000	$142,971
Sonova Holding AG1	1,030,000	136,849
		13,609,742
Industrials 8.11%
Airbus Group SE, non-registered shares[1]	22,581,000	1,311,243
International Consolidated Airlines Group, SA (CDI)[1,3]	156,533,816	783,589
Nidec Corp.[1]	8,753,900	660,745
Ryanair Holdings PLC (ADR)	9,372,994	651,798
Rolls-Royce Holdings PLC[1,2]	60,372,946	573,288
Recruit Holdings Co., Ltd.[1]	13,318,100	484,340
Toshiba Corp.[1,2]	174,569,000	476,972
Jardine Matheson Holdings Ltd.[1]	7,447,500	436,118
Babcock International Group PLC[1,3]	32,759,478	396,557
ASSA ABLOY AB, Class B1	16,774,000	343,815
Deutsche Post AG1	12,260,000	342,282
Abertis Infraestructuras[1]	20,236,202	297,411
KONE Oyj, Class B1	5,716,000	263,922
Groupe Eurotunnel SE1	24,791,248	263,838
Geberit AG1	612,000	231,186
CK Hutchison Holdings Ltd.[1]	20,691,784	227,714
SECOM Co., Ltd.[1]	2,875,000	212,209
Capita PLC[1]	16,021,000	205,777
Wolseley PLC[1]	3,796,904	196,775
Edenred SA1	8,850,000	182,603
Leonardo - Finmeccanica SPA[1,2]	17,228,136	175,040
Safran SA1	2,327,741	158,200
SMC Corp.[1]	575,000	140,260
easyJet PLC[1]	9,020,825	131,037
Komatsu Ltd.[1]	6,258,000	108,713
Bureau Veritas SA1	3,749,000	79,153
Air France-KLM[1,2]	9,233,795	59,152
Alliance Global Group, Inc.[1]	150,350,000	47,446
Randstad Holding NV1	1,169,404	47,100
Cathay Pacific Airways Ltd.[1]	31,393,000	46,055
Seibu Holdings Inc.[1]	2,412,700	40,737
Adecco SA1	750,000	37,782
Travis Perkins PLC[1]	1,818,822	36,386
Meggitt PLC[1]	4,606,277	24,987
Andritz AG1	455,196	21,629
ALFA, SAB de CV, Class A, ordinary participation certificates	10,850,000	18,682
Brookfield Business Partners LP2	18,000	344
		9,714,885
Consumer staples 7.77%
British American Tobacco PLC[1]	31,995,999	2,081,995
Associated British Foods PLC[1,3]	45,906,964	1,664,500
Nestlé SA1	12,178,799	939,420
Pernod Ricard SA1	7,893,513	879,237
Kao Corp.[1]	13,562,800	782,695
Alimentation Couche-Tard Inc., Class B	14,041,800	602,995
AMOREPACIFIC Corp.[1]	1,504,731	567,098
Japan Tobacco Inc.[1]	11,768,000	471,433
Seven & i Holdings Co., Ltd.[1]	5,397,000	225,321
Thai Beverage PCL[1]	230,295,000	155,670
EuroPacific Growth Fund — Page 4 of 12

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Uni-Charm Corp.[1]	6,500,000	$144,789
Treasury Wine Estates Ltd.[1]	15,969,734	110,471
Hypermarcas SA, ordinary nominative	14,749,200	107,165
Reckitt Benckiser Group PLC[1]	787,000	79,177
Shiseido Co., Ltd.[1]	3,015,000	77,738
President Chain Store Corp.[1]	9,569,000	74,865
Glanbia PLC[1]	3,965,903	74,836
Coca-Cola HBC AG (CDI)[1]	3,562,746	71,857
Ajinomoto Co., Inc.[1]	2,846,000	66,809
SABMiller PLC[1]	1,125,000	65,584
Indofood Sukses Makmur Tbk PT1	87,140,000	47,945
Marine Harvest ASA[1]	500,822	8,424
Magnit PJSC (GDR)[1]	197,493	6,570
		9,306,594
Materials 5.13%
Glencore PLC[1]	366,431,838	748,671
Syngenta AG1	1,721,000	661,512
Nitto Denko Corp.[1,3]	10,347,699	652,516
HeidelbergCement AG1	8,325,415	624,242
Chr. Hansen Holding A/S1,3	8,743,000	574,108
ArcelorMittal[1,2]	109,902,099	506,000
Fortescue Metals Group Ltd.[1]	124,055,000	333,894
Koninklijke DSM NV1	5,732,619	332,159
First Quantum Minerals Ltd.[3]	38,070,001	267,266
Grasim Industries Ltd. (GDR)[1]	1,915,953	139,370
Grasim Industries Ltd.[1]	1,727,954	125,694
Amcor Ltd.[1]	22,649,000	253,300
Klabin SA, units	46,825,000	224,774
Rio Tinto PLC[1]	6,038,000	186,635
Vale SA, Class A, preferred nominative (ADR)	36,495,700	146,348
Vale SA, Class A, preferred nominative	884,800	3,589
Akzo Nobel NV1	1,091,000	68,638
BASF SE1	824,000	62,861
CRH PLC[1]	2,097,729	60,492
Givaudan SA1	29,332	58,941
Arkema SA1	461,213	35,591
Wacker Chemie AG1	340,500	29,747
LG Chem, Ltd.[1]	122,770	28,079
Croda International PLC[1]	342,758	14,366
		6,138,793
Energy 4.73%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	16,840,557	459,804
Royal Dutch Shell PLC, Class B1	12,824,914	352,676
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	55,220
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	739,540	20,283
Reliance Industries Ltd.[1]	61,308,800	883,372
Enbridge Inc. (CAD denominated)	15,288,336	647,649
Schlumberger Ltd.	8,184,700	647,246
TOTAL SA1	11,752,058	566,704
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	70,591,703	505,436
Petróleo Brasileiro SA (Petrobras), preferred nominative[2]	1,107,800	3,249
Tourmaline Oil Corp.[2,3]	14,417,000	379,521
Canadian Natural Resources, Ltd.	11,005,000	339,533
EuroPacific Growth Fund — Page 5 of 12

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Oil Search Ltd.[1]	48,335,452	$243,065
Tullow Oil PLC[1,3]	59,145,000	206,938
Suncor Energy Inc.	4,469,000	123,975
Weatherford International PLC[2]	14,289,700	79,308
BP PLC[1]	12,181,857	71,134
Eni SpA[1]	2,843,000	45,899
Galp Energia, SGPS, SA, Class B1	2,590,000	35,969
		5,666,981
Telecommunication services 3.81%
SoftBank Group Corp.[1]	33,024,406	1,868,354
China Mobile Ltd.[1]	96,097,000	1,109,929
KDDI Corp.[1]	13,751,300	418,608
Numericable-SFR, non-registered shares[1]	6,510,346	164,789
Vodafone Group PLC[1]	43,000,000	130,900
Idea Cellular Ltd.[1]	78,737,011	124,755
Telia Co. AB1	25,400,000	119,824
MTN Group Ltd.[1]	12,116,375	118,489
TDC A/S1	22,877,000	111,977
BT Group PLC[1]	18,280,000	100,939
Intouch Holdings PCL[1]	48,038,000	74,430
Intouch Holdings PCL, non-voting depository receipts[1]	11,632,000	18,023
Bharti Airtel Ltd.[1]	16,800,000	91,751
TalkTalk Telecom Group PLC[1]	23,374,000	68,504
Reliance Communications Ltd.[1,2]	56,198,451	42,697
		4,563,969
Utilities 2.94%
Enel SPA[1]	140,950,000	626,875
Cheung Kong Infrastructure Holdings Ltd.[1]	56,803,000	489,084
Power Grid Corp. of India Ltd.[1]	196,987,666	477,506
DONG Energy AS1,2	12,532,985	449,373
Power Assets Holdings Ltd.[1]	48,296,500	443,399
China Gas Holdings Ltd.[1]	220,630,000	336,502
ENN Energy Holdings Ltd.[1]	53,035,000	261,799
SSE PLC[1]	9,600,161	200,739
China Resources Gas Group Ltd.[1]	62,100,000	188,642
EDP - Energias de Portugal, SA1	7,547,335	23,179
National Grid PLC[1]	1,497,000	22,014
		3,519,112
Miscellaneous 4.85%
Other common stocks in initial period of acquisition		5,810,043
Total common stocks (cost: $87,820,019,000)		109,126,100
Bonds, notes & other debt instruments 0.36% Corporate bonds & notes 0.23% Materials 0.23%	Principal amount (000)
FMG Resources 9.75% 2022[4]	$244,995	271,945
Total corporate bonds, notes & loans		271,945
EuroPacific Growth Fund — Page 6 of 12

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes 0.09% U.S. Treasury 0.09%	Principal amount (000)	Value (000)
U.S. Treasury 0.875% 2017	$108,675	$109,027
Total U.S. Treasury bonds & notes		109,027
Bonds & notes of governments outside the U.S. 0.04%
Brazil (Federal Republic of) 10.00% 2025	BRL159,000	44,478
Total bonds, notes & other debt instruments (cost: $388,290,000)		425,450
Short-term securities 8.05%
Bank of Australia and New Zealand 0.62% due 9/6/2016[4]	$67,500	67,428
Bank of Montreal 0.57%–0.85% due 7/18/2016–9/7/2016	105,400	105,420
Bank of Nova Scotia 0.85%–0.99% due 8/25/2016–12/19/2016[4]	204,600	204,243
BNP Paribas 0.41% due 7/8/2016	100,000	99,992
British Columbia (Province of) 0.55%–0.57% due 7/12/2016–7/15/2016	151,000	150,982
Caterpillar Financial Services Corp. 0.50% due 7/12/2016	50,000	49,993
Chariot Funding, LLC 0.85%–0.95% due 7/5/2016–11/10/2016[4]	98,500	98,350
Ciesco LLC 0.81% due 8/1/2016	50,000	49,982
Commonwealth Bank of Australia 0.81% due 8/25/2016[4]	75,000	74,958
Export Development Canada 0.59%–0.63% due 7/21/2016–8/17/2016	175,000	174,926
Fannie Mae 0.30%–0.60% due 8/8/2016–1/3/2017	315,000	314,651
Federal Farm Credit Banks 0.48%–0.64% due 11/22/2016–12/27/2016	125,000	124,777
Federal Home Loan Bank 0.32%–0.62% due 7/5/2016–1/26/2017	3,218,800	3,217,168
Freddie Mac 0.31%–0.60% due 7/7/2016–1/5/2017	428,700	428,225
French Republic 0.59% due 7/5/2016[4]	50,000	49,999
GlaxoSmithKline Finance PLC 0.55% due 7/19/2016[4]	25,000	24,995
Kells Funding, LLC 0.63% due 9/14/2016[4]	123,000	122,855
KfW 0.57% due 7/1/2016[4]	50,000	50,000
Liberty Street Funding Corp. 0.70% due 9/21/2016[4]	16,900	16,876
Microsoft Corp. 0.43%–0.48% due 8/10/2016–9/7/2016[4]	220,200	220,065
Mitsubishi UFJ Financial 0.50%–0.57% due 7/14/2016–8/25/2016[4]	273,200	273,090
Mizuho Bank, Ltd. 0.51%–0.75% due 7/18/2016–9/2/2016[4]	325,000	324,781
National Australia Bank 0.82% due 11/15/2016[4]	100,000	99,768
Nestlé Capital Corp. 0.57% due 7/6/2016[4]	50,000	49,997
Nestlé Finance International Ltd. 0.60% due 7/18/2016	50,000	49,992
Nordea Bank AB 0.51%–0.79% due 7/11/2016–9/27/2016[4]	293,900	293,660
Old Line Funding, LLC 0.73%–0.90% due 7/19/2016–12/20/2016[4]	118,700	118,419
Qualcomm Inc. 0.48% due 7/13/2016[4]	100,000	99,987
Quebec (Province of) 0.51% due 8/16/2016[4]	50,000	49,974
Rabobank Nederland NV 0.65%–0.67% due 7/1/2016–7/18/2016	115,600	115,587
Reckitt Benckiser Treasury Services PLC 0.63% due 9/7/2016[4]	91,900	91,815
Roche Holding AG 0.39%–0.42% due 7/8/2016–7/15/2016[4]	229,000	228,969
Siemens AG 0.40% due 7/6/2016[4]	125,000	124,993
Sumitomo Mitsui Banking Corp. 0.52%–0.72% due 7/14/2016–10/18/2016[4]	147,800	147,686
Svenska Handelsbanken Inc. 0.65%–0.72% due 8/9/2016–10/17/2016[4]	225,000	224,679
Thunder Bay Funding, LLC 0.71% due 7/19/2016[4]	40,000	39,991
Toronto Dominion Bank 1.15% due 4/13/2017	50,000	50,060
Toronto-Dominion Holdings USA Inc. 0.84%–0.93% due 7/7/2016–11/18/2016[4]	130,000	129,803
Total Capital Canada Ltd. 0.56%–0.59% due 7/11/2016–9/19/2016[4]	130,000	129,907
Toyota Credit Canada Corp. 0.66% due 9/21/2016	48,200	48,132
Toyota Motor Credit Corp. 0.70%–0.80% due 7/5/2016–10/11/2016	130,000	129,810
U.S. Treasury Bills 0.25%–0.47% due 8/4/2016–9/29/2016	699,200	698,948
UBS AG 0.86% due 11/14/2016	42,000	42,019
EuroPacific Growth Fund — Page 7 of 12

unaudited
Short-term securities	Principal amount (000)	Value (000)
Wells Fargo Bank, N.A. 0.82%–0.84% due 7/7/2016–8/16/2016	$150,000	$150,034
Westpac Banking Corp. 0.78%–0.90% due 8/5/2016–10/17/2016[4]	280,000	279,742
Total short-term securities (cost: $9,635,570,000)		9,637,728
Total investment securities 99.52% (cost: $97,843,879,000)		119,189,278
Other assets less liabilities 0.48%		579,581
Net assets 100.00%		$119,768,859
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $3,435,675,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	7/11/2016	Barclays Bank PLC	$22,937	£15,743	$1,977
British pounds	7/11/2016	JPMorgan Chase	$22,932	£15,743	1,972
British pounds	7/11/2016	HSBC Bank	$22,952	£15,770	1,957
British pounds	7/11/2016	UBS AG	$22,915	£15,744	1,955
British pounds	7/15/2016	Barclays Bank PLC	$206,017	£142,700	16,026
British pounds	7/18/2016	Citibank	$577,610	£407,659	34,835
British pounds	7/18/2016	JPMorgan Chase	$244,034	£173,000	13,694
British pounds	7/20/2016	UBS AG	$309,883	£217,850	19,822
British pounds	7/25/2016	Bank of America, N.A.	$246,290	£171,695	17,671
British pounds	8/3/2016	HSBC Bank	$351,955	£239,840	32,569
British pounds	8/3/2016	Bank of America, N.A.	$134,026	£91,526	12,145
British pounds	8/3/2016	JPMorgan Chase	$133,834	£91,526	11,953
British pounds	8/3/2016	Barclays Bank PLC	$83,234	£56,788	7,611
British pounds	8/4/2016	JPMorgan Chase	$33,059	£25,000	(232)
British pounds	8/15/2016	UBS AG	$231,987	£160,279	18,526
Euros	7/29/2016	Barclays Bank PLC	$124,574	€112,974	(936)
Euros	7/29/2016	Bank of America, N.A.	$504,008	€458,000	(4,814)
Euros	8/3/2016	HSBC Bank	$88,337	€80,023	(582)
Euros	8/4/2016	JPMorgan Chase	$896,407	€804,389	2,563
Euros	8/4/2016	JPMorgan Chase	$49,592	€44,570	65
Euros	8/4/2016	Citibank	$35,274	€32,000	(284)
Euros	8/5/2016	Citibank	$524,520	€471,505	560
Euros	8/5/2016	Barclays Bank PLC	$135,459	€121,578	355
Euros	8/15/2016	HSBC Bank	$46,409	€41,021	808
Euros	9/9/2016	JPMorgan Chase	$126,259	€110,600	3,195
Japanese yen	7/7/2016	JPMorgan Chase	$44,951	¥4,900,000	(2,510)
Japanese yen	8/15/2016	Barclays Bank PLC	$544,280	¥58,183,000	(19,983)
Japanese yen	8/22/2016	Bank of America, N.A.	$109,806	¥11,419,900	(971)
Japanese yen	8/29/2016	JPMorgan Chase	$6,299	¥664,700	(150)
Thai baht	8/10/2016	JPMorgan Chase	$27,163	THB957,900	(76)
					$169,721
EuroPacific Growth Fund — Page 8 of 12

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended June 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2016 (000)
Associated British Foods PLC[1]	40,015,838	5,891,126	—	45,906,964	$6,076	$1,664,500
Nintendo Co., Ltd.[1]	11,325,300	—	—	11,325,300	—	1,615,952
Altice NV, Class A1,2	42,421,231	5,893,228	—	48,314,459	—	726,546
Altice NV, Class B1,2	16,341,536	—	—	16,341,536	—	246,806
UCB SA1	12,642,824	—	—	12,642,824	15,795	945,362
Infineon Technologies AG1	52,368,143	12,802,699	—	65,170,842	—	936,536
Sysmex Corp.[1]	11,336,974	2,148,896	—	13,485,870	819	921,832
International Consolidated Airlines Group, SA (CDI)[1]	156,533,816	—	—	156,533,816	17,342	783,589
Nitto Denko Corp.[1,5]	7,100,499	3,247,200	—	10,347,699	—	652,516
Chr. Hansen Holding A/S1	8,743,000	—	—	8,743,000	—	574,108
Paddy Power Betfair PLC[1]	4,436,476	181,200	—	4,617,676	—	485,687
Tech Mahindra Ltd.[1]	61,831,716	—	—	61,831,716	—	465,859
Babcock International Group PLC[1]	32,759,478	—	—	32,759,478	8,692	396,557
Kroton Educacional SA, ordinary nominative	84,909,100	5,514,900	—	90,424,000	3,013	382,831
Tourmaline Oil Corp.[2]	14,417,000	—	—	14,417,000	—	379,521
Yandex NV, Class A2	12,712,200	1,206,800	—	13,919,000	—	304,130
Barratt Developments PLC[1]	53,444,467	—	—	53,444,467	4,660	292,677
First Quantum Minerals Ltd.	38,070,001	—	—	38,070,001	293	267,266
Indiabulls Housing Finance Ltd.[1]	26,207,577	—	—	26,207,577	—	261,687
B&M European Value Retail SA1	63,424,531	—	—	63,424,531	12,181	214,888
Tullow Oil PLC[1]	59,145,000	—	—	59,145,000	—	206,938
Global Brands Group Holding Ltd.[1,2]	543,368,100	—	—	543,368,100	—	47,719
Naver Corp.[1,6]	1,670,228	—	438,793	1,231,435	—	—
					$68,871	$12,773,507
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $95,207,487,000, which represented 79.49% of the net assets of the fund. This amount includes $92,930,456,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,786,513,000, which represented 3.16% of the net assets of the fund.
[5]	This security was an unaffiliated issuer in its initial period of acquisition at 3/31/2016; it was not publicly disclosed.
[6]	Unaffiliated issuer at 6/30/2016.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
EuroPacific Growth Fund — Page 9 of 12

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
EuroPacific Growth Fund — Page 10 of 12

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$2,670,637	$16,569,101	$921	$19,240,659
Information technology	3,348,922	13,325,288	—	16,674,210
Consumer discretionary	1,716,118	13,164,994	—	14,881,112
Health care	394,974	13,214,768	—	13,609,742
Industrials	670,824	9,044,061	—	9,714,885
Consumer staples	710,160	8,596,434	—	9,306,594
Materials	641,977	5,496,816	—	6,138,793
Energy	2,781,137	2,885,844	—	5,666,981
Telecommunication services	—	4,563,969	—	4,563,969
Utilities	—	3,519,112	—	3,519,112
Miscellaneous	983,865	4,826,178	—	5,810,043
Bonds, notes & other debt instruments	—	425,450	—	425,450
Short-term securities	—	9,637,728	—	9,637,728
Total	$13,918,614	$105,269,743	$921	$119,189,278

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$200,259	$—	$200,259
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(30,538)	—	(30,538)
Total	$—	$169,721	$—	$169,721
*	Securities with a value of $90,304,290,000, which represented 75.40% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$27,622,498
Gross unrealized depreciation on investment securities	(7,529,053)
Net unrealized appreciation on investment securities	20,093,445
Cost of investment securities	99,095,833

EuroPacific Growth Fund — Page 11 of 12

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR/€ = Euros
GBP/£ = British pounds
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
¥ = Japanese yen
THB = Thai baht
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-016-0816O-S54141	EuroPacific Growth Fund — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 26, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 26, 2016